UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEET - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 6,865,549	$ 6,300,400	$ 4,555,096
Cash held on behalf of clients	52,662,417	63,262,436	54,734,351
Term deposit	5,450	5,750
Restricted cash	1,870	1,971	2,065
Short-term investments	13,373	17,501	1,169,741
Securities purchased under agreements to resell	22,349		106,203
Loans and advances-current (net of allowance of HK$12,258 thousand and HK$25,913 thousand as of December 31, 2021 and September 30, 2022, respectively)	29,720,594	28,829,926	29,587,306
Receivables:
Clients	271,855	1,438,510	469,577
Brokers	5,068,471	6,125,217	7,893,927
Clearing organizations	1,601,026	1,915,872	1,961,121
Fund management companies and fund distributors	80,584	120,537	72,340
Interest	146,338	89,458	50,829
Prepaid assets	25,711	19,711	18,306
Other current assets	110,153	108,740	81,594
Total current assets	96,595,740	108,236,029	100,702,456
Operating lease right-of-use assets	200,030	212,529	243,859
Long-term investments	245,724	249,588	23,394
Loans and advances - non-current	37,013
Other non-current assets	943,140	1,060,134	568,805
Total non-current assets	1,425,907	1,522,251	836,058
Total assets	98,021,647	109,758,280	101,538,514
LIABILITIES
Amounts due to related parties	53,602	64,439	87,459
Payables:
Clients	54,948,151	67,951,394	59,127,439
Brokers	12,231,738	14,365,158	7,599,233
Clearing organizations	2,050,313	1,359,746	393,782
Fund management companies and fund distributors	71,143	49,545	56,690
Interest	15,340	10,334	15,359
Borrowings	6,547,293	4,353,919	6,357,405
Securities sold under agreements to repurchase			4,467,861
Operating lease liabilities - current	105,536	104,121	96,860
Accrued expenses and other current liabilities	1,683,822	1,807,086	2,176,213
Total current liabilities	77,706,938	90,065,742	80,378,301
Operating lease liabilities - non-current	107,740	123,624	163,719
Other non-current liabilities	20,726	16,094	10,935
Total non-current liabilities	128,466	139,718	174,654
Total liabilities	77,835,404	90,205,460	80,552,955
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	18,091,374	18,039,055	17,935,752
Treasury stock (29,462,760 and 110,839,528 shares as of December 31, 2021 and September 30, 2022 , respectively)	(3,975,219)	(3,909,782)	(1,178,755)
Accumulated other comprehensive income	(50,648)	57,454	75,994
Retained earnings	6,120,640	5,365,997	4,152,472
Total shareholders' equity	20,186,243	19,552,820	20,985,559
Total liabilities and shareholders' equity	98,021,647	109,758,280	101,538,514
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	63	58	58
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	$ 33	$ 38	$ 38